Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Variable Account

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Variable Account (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinions

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1998.

Des Moines, Iowa

April 30, 2021

Appendix:

Subaccounts comprising EquiTrust Life Variable Account

Subaccounts

Product A & B

American Century VP Capital Appreciation Fund

American Century VP Inflation Protection Bond Fund

American Century VP Mid Cap Value Fund

American Century VP Ultra® Fund

American Century VP Value Fund

BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000 Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1

J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price New America Growth Portfolio

T. Rowe Price International Stock Portfolio

Product C

Calvert VP EAFE International Index Portfolio - Class F

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000 Small Cap Index Portfolio - Class F

Calvert VP S&P MidCap 400 Index Portfolio - Class F

Columbia VP Small Cap Value Fund - Class 2

DWS International Growth VIP - Class A

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Real Estate Portfolio - Service Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 2

T. Rowe Price Equity Income Portfolio

T. Rowe Price International Stock Portfolio

EquiTrust Life Variable Account

Statements of Assets and Liabilities

December 31, 2020

		Net assets		Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Total net assets	Cost	Shares owned	Accumulation units outstanding
Product A & B
American Century VP Capital Appreciation Fund	$376,121	$376,121	$376,121	$263,998	19,518.50	7,177.23
American Century VP Inflation Protection Bond Fund	28,246	28,246	28,246	27,476	2,542.38	1,801.31
American Century VP Mid Cap Value Fund	7,228	7,228	7,228	6,569	351.92	239.35
American Century VP Ultra® Fund	346,594	346,594	346,594	197,442	12,612.59	6,601.09
American Century VP Value Fund	141,474	141,474	141,474	114,289	12,665.51	6,214.57
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	122,811	122,811	122,811	94,009	2,638.84	3,895.42
BNY Mellon VIF Appreciation Portfolio - Initial Shares	666,273	666,273	666,273	536,164	14,121.93	15,550.39
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	181,731	181,731	181,731	138,145	5,093.34	5,716.94
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	487,117	487,117	487,117	396,626	9,809.04	14,262.51
Calvert VP NASDAQ-100 Index Portfolio	604,835	604,835	604,835	253,899	4,930.58	8,367.63
Calvert VP Russell 2000 Small Cap Index Portfolio	192,175	192,175	192,175	162,644	2,137.18	4,460.41
Calvert VP S&P MidCap 400 Index Portfolio	192,287	192,287	192,287	160,066	1,594.82	3,869.57
Federated Hermes Government Money Fund II - Service Shares	232,091	232,091	232,091	232,091	232,091.11	24,422.58
Federated Hermes Managed Volatility Fund II - Primary Shares	674,552	674,552	674,552	647,331	60,825.21	39,137.02
Federated Hermes Quality Bond Fund II - Primary Shares	819,344	819,344	819,344	768,556	69,318.47	61,999.40
Fidelity® VIP Contrafund® Portfolio - Initial Class	930,603	930,603	930,603	648,744	19,319.14	15,885.78
Fidelity® VIP Growth & Income Portfolio - Initial Class	242,060	242,060	242,060	211,073	10,825.59	7,517.55
Fidelity® VIP Growth Portfolio - Initial Class	492,960	492,960	492,960	292,182	4,786.02	9,900.62
Fidelity® VIP High Income Portfolio - Service Class 2	443,175	443,175	443,175	463,925	87,067.76	15,168.42
Fidelity® VIP Index 500 Portfolio - Initial Class	706,548	706,548	706,548	371,485	1,901.42	17,634.31
Fidelity® VIP Mid Cap Portfolio - Service Class 2	602,849	602,849	602,849	509,509	16,166.52	10,841.51
Fidelity® VIP Overseas Portfolio - Initial Class	209,345	209,345	209,345	160,404	7,893.86	7,450.01
Franklin Global Real Estate VIP Fund - Class 2	220,656	220,656	220,656	230,491	15,528.23	11,080.12
Franklin Mutual Shares VIP Fund - Class 2	190,226	190,226	190,226	210,704	11,466.33	7,546.18
Franklin Small Cap Value VIP Fund - Class 2	296,054	296,054	296,054	323,765	20,417.55	6,647.61
Franklin Small-Mid Cap Growth VIP Fund - Class 2	277,804	277,804	277,804	203,104	12,020.93	5,851.38
Franklin U.S. Government Securities VIP Fund - Class 2	331,133	331,133	331,133	337,598	27,411.69	21,172.07
Templeton Growth VIP Fund - Class 2	172,031	172,031	172,031	180,976	15,401.20	7,928.25
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	367,757	367,757	367,757	341,615	33,770.15	7,226.02
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	170,690	170,690	170,690	141,410	7,079.64	3,994.75
T. Rowe Price Equity Income Portfolio	451,758	451,758	451,758	469,729	17,236.09	12,939.88
T. Rowe Price Mid-Cap Growth Portfolio	377,621	377,621	377,621	304,210	11,282.38	3,851.08

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Variable Account

Statements of Assets and Liabilities (continued)

December 31, 2020

		Net assets		Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Total net assets	Cost	Shares owned	Accumulation units outstanding
T. Rowe Price Moderate Allocation Portfolio	$597,633	$597,633	$597,633	$530,246	26,074.74	14,828.41
T. Rowe Price New America Growth Portfolio	444,816	444,816	444,816	341,797	11,215.75	7,276.97
T. Rowe Price International Stock Portfolio	453,651	453,651	453,651	392,149	26,560.36	19,858.26
Product C
Calvert VP EAFE International Index Portfolio - Class F	$6,591	$6,591	$6,591	$6,320	70.42	703.56
Calvert VP NASDAQ-100 Index Portfolio	8,218	8,218	8,218	6,403	66.99	415.05
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	2,003	2,003	2,003	1,695	22.37	64.83
Calvert VP S&P MidCap 400 Index Portfolio - Class F	109,149	109,149	109,149	97,957	901.98	5,967.72
Columbia VP Small Cap Value Fund - Class 2	67,171	67,171	67,171	63,289	4,182.49	2,921.05
DWS International Growth VIP - Class A	765	765	765	555	43.35	35.21
Federated Hermes Government Money Fund II - Service Shares	1,690	1,690	1,690	1,690	1,689.65	163.41
Federated Hermes Managed Volatility Fund II - Primary Shares	162	162	162	151	14.62	13.44
Federated Hermes Quality Bond Fund II - Primary Shares	117,908	117,908	117,908	108,798	9,975.30	8,197.22
Fidelity® VIP Contrafund® Portfolio - Service Class 2	120,837	120,837	120,837	84,548	2,585.86	3,255.47
Fidelity® VIP Growth Portfolio - Service Class 2	129,717	129,717	129,717	84,443	1,289.69	2,776.52
Fidelity® VIP High Income Portfolio - Service Class 2	62,720	62,720	62,720	64,749	12,322.27	3,207.96
Fidelity® VIP Index 500 Portfolio - Service Class 2	12,258	12,258	12,258	9,847	33.43	329.46
Fidelity® VIP Mid Cap Portfolio - Service Class 2	69,750	69,750	69,750	58,147	1,870.47	2,417.45
Fidelity® VIP Real Estate Portfolio - Service Class 2	41,280	41,280	41,280	43,172	2,412.64	1,842.74
Franklin Mutual Shares VIP Fund - Class 2	140,462	140,462	140,462	153,802	8,466.68	9,159.83
Franklin Small Cap Value VIP Fund - Class 2	8,129	8,129	8,129	8,215	560.65	293.27
Franklin U.S. Government Securities VIP Fund - Class 2	109,963	109,963	109,963	110,846	9,102.92	7,876.58
Templeton Global Bond VIP Fund - Class 2	42,910	42,910	42,910	50,219	3,104.94	3,955.64
T. Rowe Price Equity Income Portfolio	23,663	23,663	23,663	23,929	902.82	917.52
T. Rowe Price International Stock Portfolio	174,083	174,083	174,083	155,134	10,192.21	9,145.17

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Variable Account

Statements of Operations

Year Ended December 31, 2020

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
Product A & B
American Century VP Capital Appreciation Fund	$-	$(2,634)	$(2,634)	$4,306	$31,825	$36,131	$76,531	$110,028
American Century VP Inflation Protection Bond Fund	429	(235)	194	(83)	-	(83)	2,127	2,238
American Century VP Mid Cap Value Fund	112	(53)	59	5	-	5	220	284
American Century VP Ultra® Fund	-	(2,420)	(2,420)	5,942	22,112	28,054	91,280	116,914
American Century VP Value Fund	2,945	(1,082)	1,863	5,679	2,845	8,524	(5,588)	4,799
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	1,012	(966)	46	(1,165)	1,355	190	21,685	21,921
BNY Mellon VIF Appreciation Portfolio - Initial Shares	4,577	(5,271)	(694)	(13,003)	46,516	33,513	96,947	129,766
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,197	(1,399)	(202)	8,552	11,397	19,949	15,240	34,987
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	2,556	(3,483)	(927)	18,340	-	18,340	55,552	72,965
Calvert VP NASDAQ-100 Index Portfolio	2,331	(5,075)	(2,744)	144,904	18,116	163,020	62,325	222,601
Calvert VP Russell 2000 Small Cap Index Portfolio	1,622	(1,587)	35	4,403	9,073	13,476	10,505	24,016
Calvert VP S&P MidCap 400 Index Portfolio	2,207	(1,614)	593	12,173	6,475	18,648	(8,429)	10,812
Federated Hermes Government Money Fund II - Service Shares	278	(1,815)	(1,537)	-	-	-	-	(1,537)
Federated Hermes Managed Volatility Fund II - Primary Shares	18,476	(5,947)	12,529	(26,289)	-	(26,289)	2,576	(11,184)
Federated Hermes Quality Bond Fund II - Primary Shares	22,591	(7,332)	15,259	(234)	2,420	2,186	38,828	56,273
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,210	(7,677)	(5,467)	47,973	4,942	52,915	147,989	195,437
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,487	(1,887)	2,600	8,987	10,606	19,593	(6,738)	15,455
Fidelity® VIP Growth Portfolio - Initial Class	271	(3,541)	(3,270)	13,103	35,119	48,222	105,733	150,685
Fidelity® VIP High Income Portfolio - Service Class 2	21,203	(3,783)	17,420	(4,702)	-	(4,702)	(4,865)	7,853
Fidelity® VIP Index 500 Portfolio - Initial Class	10,853	(5,567)	5,286	44,030	2,052	46,082	51,131	102,499
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,129	(4,640)	(2,511)	(52,941)	-	(52,941)	108,499	53,047
Fidelity® VIP Overseas Portfolio - Initial Class	837	(1,917)	(1,080)	12,111	1,443	13,554	(16,748)	(4,274)
Franklin Global Real Estate VIP Fund - Class 2	6,701	(1,936)	4,765	4,566	21,528	26,094	(55,219)	(24,360)
Franklin Mutual Shares VIP Fund - Class 2	4,911	(1,495)	3,416	(4,062)	6,827	2,765	(11,990)	(5,809)
Franklin Small Cap Value VIP Fund - Class 2	3,628	(2,208)	1,420	(24,199)	15,432	(8,767)	17,587	10,240
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(2,015)	(2,015)	(6,611)	28,897	22,286	79,838	100,109
Franklin U.S. Government Securities VIP Fund - Class 2	12,008	(3,254)	8,754	(9,010)	-	(9,010)	11,944	11,688
Templeton Growth VIP Fund - Class 2	4,360	(1,322)	3,038	(538)	-	(538)	5,277	7,777
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	4,707	(2,850)	1,857	9,777	19,637	29,414	(27,311)	3,960
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	1,291	(1,211)	80	2,667	8,503	11,170	7,122	18,372
T. Rowe Price Equity Income Portfolio	9,696	(3,780)	5,916	(4,192)	9,578	5,386	(47,052)	(35,750)
T. Rowe Price Mid-Cap Growth Portfolio	-	(2,804)	(2,804)	5,550	24,085	29,635	47,308	74,139

See accompanying notes.

EquiTrust Life Variable Account

Statements of Operations (continued)

Year Ended December 31, 2020

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
T. Rowe Price Moderate Allocation Portfolio	$7,817	$(5,127)	$2,690	$(10,334)	$18,886	$8,552	$42,038	$53,280
T. Rowe Price New America Growth Portfolio	-	(4,043)	(4,043)	55,650	65,645	121,295	(10,473)	106,779
T. Rowe Price International Stock Portfolio	2,287	(3,479)	(1,192)	7,546	17,788	25,334	33,002	57,144
Product C
Calvert VP EAFE International Index Portfolio - Class F	$192	$-	$192	$(25)	$-	$(25)	$271	$438
Calvert VP NASDAQ-100 Index Portfolio	31	-	31	12	243	255	1,815	2,101
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	17	-	17	(4)	94	90	231	338
Calvert VP S&P MidCap 400 Index Portfolio - Class F	1,113	-	1,113	(553)	3,265	2,712	11,217	15,042
Columbia VP Small Cap Value Fund - Class 2	176	-	176	(1,925)	2,255	330	9,117	9,623
DWS International Growth VIP - Class A	9	-	9	17	-	17	116	142
Federated Hermes Government Money Fund II - Service Shares	4	-	4	-	-	-	-	4
Federated Hermes Managed Volatility Fund II - Primary Shares	4	-	4	(1)	-	(1)	(1)	2
Federated Hermes Quality Bond Fund II - Primary Shares	3,227	-	3,227	(126)	346	220	5,486	8,933
Fidelity® VIP Contrafund® Portfolio - Service Class 2	89	-	89	1,390	601	1,991	26,062	28,142
Fidelity® VIP Growth Portfolio - Service Class 2	48	-	48	4,039	10,888	14,927	24,547	39,522
Fidelity® VIP High Income Portfolio - Service Class 2	2,954	-	2,954	(481)	-	(481)	(882)	1,591
Fidelity® VIP Index 500 Portfolio - Service Class 2	146	-	146	169	14	183	1,240	1,569
Fidelity® VIP Mid Cap Portfolio - Service Class 2	213	-	213	(450)	-	(450)	12,208	11,971
Fidelity® VIP Real Estate Portfolio - Service Class 2	767	-	767	(331)	1,642	1,311	(4,028)	(1,950)
Franklin Mutual Shares VIP Fund - Class 2	3,588	-	3,588	(3,544)	4,989	1,445	(6,508)	(1,475)
Franklin Small Cap Value VIP Fund - Class 2	97	-	97	(143)	414	271	77	445
Franklin U.S. Government Securities VIP Fund - Class 2	3,704	-	3,704	(709)	-	(709)	1,379	4,374
Templeton Global Bond VIP Fund - Class 2	3,643	-	3,643	(1,126)	-	(1,126)	(4,838)	(2,321)
T. Rowe Price Equity Income Portfolio	466	-	466	(75)	500	425	(51)	840
T. Rowe Price International Stock Portfolio	877	-	877	232	6,823	7,055	14,667	22,599

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Product A & B
American Century VP Capital Appreciation Fund	$275,752	$(2,634)	$36,131	$76,531	$110,028	$12,448	$(6,680)	$(3,159)	$(11,815)	$(453)	$(9,659)	$100,369	$376,121
American Century VP Inflation Protection Bond Fund	24,687	194	(83)	2,127	2,238	1,858	-	-	(537)	-	1,321	3,559	28,246
American Century VP Mid Cap Value Fund	5,935	59	5	220	284	1,083	-	-	(803)	729	1,009	1,293	7,228
American Century VP Ultra® Fund	214,792	(2,420)	28,054	91,280	116,914	9,209	-	(573)	(11,047)	17,299	14,888	131,802	346,594
American Century VP Value Fund	128,746	1,863	8,524	(5,588)	4,799	6,192	(7,453)	-	(6,182)	15,372	7,929	12,728	141,474
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	110,369	46	190	21,685	21,921	5,041	(8,730)	-	(5,790)	-	(9,479)	12,442	122,811
BNY Mellon VIF Appreciation Portfolio - Initial Shares	631,274	(694)	33,513	96,947	129,766	21,343	(72,399)	(12,589)	(40,966)	9,844	(94,767)	34,999	666,273
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	166,554	(202)	19,949	15,240	34,987	5,403	(13,251)	(2,779)	(6,530)	(2,653)	(19,810)	15,177	181,731
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	445,365	(927)	18,340	55,552	72,965	20,814	(20,673)	(12,159)	(16,232)	(2,963)	(31,213)	41,752	487,117
Calvert VP NASDAQ-100 Index Portfolio	555,758	(2,744)	163,020	62,325	222,601	7,604	(128,385)	-	(21,463)	(31,280)	(173,524)	49,077	604,835
Calvert VP Russell 2000 Small Cap Index Portfolio	218,531	35	13,476	10,505	24,016	10,500	(45,888)	-	(5,725)	(9,259)	(50,372)	(26,356)	192,175
Calvert VP S&P MidCap 400 Index Portfolio	229,048	593	18,648	(8,429)	10,812	7,422	(22,768)	(2,095)	(10,388)	(19,744)	(47,573)	(36,761)	192,287
Federated Hermes Government Money Fund II - Service Shares	139,639	(1,537)	-	-	(1,537)	16,962	(13,956)	-	(10,096)	101,079	93,989	92,452	232,091
Federated Hermes Managed Volatility Fund II - Primary Shares	795,519	12,529	(26,289)	2,576	(11,184)	41,868	(28,886)	(3,334)	(40,502)	(78,929)	(109,783)	(120,967)	674,552
Federated Hermes Quality Bond Fund II - Primary Shares	817,367	15,259	2,186	38,828	56,273	52,480	(47,630)	(787)	(46,691)	(11,668)	(54,296)	1,977	819,344
Fidelity® VIP Contrafund® Portfolio - Initial Class	934,231	(5,467)	52,915	147,989	195,437	32,168	(182,424)	(3,898)	(38,393)	(6,518)	(199,065)	(3,628)	930,603

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Fidelity® VIP Growth & Income Portfolio - Initial Class	$243,794	$2,600	$19,593	$(6,738)	$15,455	$12,278	$(16,609)	$(369)	$(11,829)	$(660)	$(17,189)	$(1,734)	$242,060
Fidelity® VIP Growth Portfolio - Initial Class	330,768	(3,270)	48,222	105,733	150,685	13,857	(3,061)	(6,342)	(13,271)	20,324	11,507	162,192	492,960
Fidelity® VIP High Income Portfolio - Service Class 2	441,558	17,420	(4,702)	(4,865)	7,853	24,110	(17,096)	(1,424)	(20,396)	8,570	(6,236)	1,617	443,175
Fidelity® VIP Index 500 Portfolio - Initial Class	633,227	5,286	46,082	51,131	102,499	23,264	(23,054)	(7,585)	(21,273)	(530)	(29,178)	73,321	706,548
Fidelity® VIP Mid Cap Portfolio - Service Class 2	683,146	(2,511)	(52,941)	108,499	53,047	23,715	(166,716)	(6,848)	(22,949)	39,454	(133,344)	(80,297)	602,849
Fidelity® VIP Overseas Portfolio - Initial Class	333,877	(1,080)	13,554	(16,748)	(4,274)	11,868	(146,699)	(1,614)	(9,350)	25,537	(120,258)	(124,532)	209,345
Franklin Global Real Estate VIP Fund - Class 2	278,812	4,765	26,094	(55,219)	(24,360)	15,333	(11,150)	(2,976)	(11,119)	(23,884)	(33,796)	(58,156)	220,656
Franklin Mutual Shares VIP Fund - Class 2	189,907	3,416	2,765	(11,990)	(5,809)	10,706	(14,035)	-	(7,425)	16,882	6,128	319	190,226
Franklin Small Cap Value VIP Fund - Class 2	289,558	1,420	(8,767)	17,587	10,240	12,934	(79,459)	(619)	(9,911)	73,311	(3,744)	6,496	296,054
Franklin Small-Mid Cap Growth VIP Fund - Class 2	208,423	(2,015)	22,286	79,838	100,109	10,054	(9,051)	(2,600)	(11,245)	(17,886)	(30,728)	69,381	277,804
Franklin U.S. Government Securities VIP Fund - Class 2	419,195	8,754	(9,010)	11,944	11,688	19,996	(128,001)	-	(18,393)	26,648	(99,750)	(88,062)	331,133
Templeton Growth VIP Fund - Class 2	161,735	3,038	(538)	5,277	7,777	10,655	(281)	(559)	(7,248)	(48)	2,519	10,296	172,031
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	363,368	1,857	29,414	(27,311)	3,960	17,179	(20,550)	(3,373)	(14,485)	21,658	429	4,389	367,757
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	152,922	80	11,170	7,122	18,372	5,964	(381)	(808)	(6,072)	693	(604)	17,768	170,690
T. Rowe Price Equity Income Portfolio	596,531	5,916	5,386	(47,052)	(35,750)	18,861	(258,847)	-	(18,969)	149,932	(109,023)	(144,773)	451,758
T. Rowe Price Mid-Cap Growth Portfolio	322,239	(2,804)	29,635	47,308	74,139	9,315	(12,851)	(26,221)	(11,391)	22,391	(18,757)	55,382	377,621

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
T. Rowe Price Moderate Allocation Portfolio	$679,566	$2,690	$8,552	$42,038	$53,280	$31,666	$(139,338)	$(4,841)	$(28,307)	$5,607	$(135,213)	$(81,933)	$597,633
T. Rowe Price New America Growth Portfolio	650,705	(4,043)	121,295	(10,473)	106,779	11,858	(169,073)	(24,637)	(33,338)	(97,478)	(312,668)	(205,889)	444,816
T. Rowe Price International Stock Portfolio	403,530	(1,192)	25,334	33,002	57,144	20,258	(20,076)	-	(17,854)	10,649	(7,023)	50,121	453,651
Product C
Calvert VP EAFE International Index Portfolio - Class F	$-	$192	$(25)	$271	$438	$322	$-	$-	$(219)	$6,050	$6,153	$6,591	$6,591
Calvert VP NASDAQ-100 Index Portfolio	-	31	255	1,815	2,101	321	-	-	(254)	6,050	6,117	8,218	8,218
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	1,560	17	90	231	338	151	-	-	(46)	-	105	443	2,003
Calvert VP S&P MidCap 400 Index Portfolio - Class F	85,330	1,113	2,712	11,217	15,042	6,611	(239)	-	(6,224)	8,629	8,777	23,819	109,149
Columbia VP Small Cap Value Fund - Class 2	50,576	176	330	9,117	9,623	3,818	(163)	-	(3,461)	6,778	6,972	16,595	67,171
DWS International Growth VIP - Class A	591	9	17	116	142	104	-	-	(72)	-	32	174	765
Federated Hermes Government Money Fund II - Service Shares	1,527	4	-	-	4	302	-	-	(143)	-	159	163	1,690
Federated Hermes Managed Volatility Fund II - Primary Shares	147	4	(1)	(1)	2	30	-	-	(17)	-	13	15	162
Federated Hermes Quality Bond Fund II - Primary Shares	121,816	3,227	220	5,486	8,933	10,773	(100)	-	(8,526)	(14,988)	(12,841)	(3,908)	117,908
Fidelity® VIP Contrafund® Portfolio - Service Class 2	107,457	89	1,991	26,062	28,142	8,033	(415)	-	(7,567)	(14,813)	(14,762)	13,380	120,837
Fidelity® VIP Growth Portfolio - Service Class 2	105,249	48	14,927	24,547	39,522	7,782	(451)	-	(7,395)	(14,990)	(15,054)	24,468	129,717
Fidelity® VIP High Income Portfolio - Service Class 2	56,765	2,954	(481)	(882)	1,591	5,074	(119)	-	(4,089)	3,498	4,364	5,955	62,720
Fidelity® VIP Index 500 Portfolio - Service Class 2	4,198	146	183	1,240	1,569	697	-	-	(429)	6,223	6,491	8,060	12,258

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Fidelity® VIP Mid Cap Portfolio - Service Class 2	$48,657	$213	$(450)	$12,208	$11,971	$4,012	$(184)	$-	$(3,393)	$8,687	$9,122	$21,093	$69,750
Fidelity® VIP Real Estate Portfolio - Service Class 2	42,033	767	1,311	(4,028)	(1,950)	3,171	(138)	-	(2,712)	876	1,197	(753)	41,280
Franklin Mutual Shares VIP Fund - Class 2	134,630	3,588	1,445	(6,508)	(1,475)	9,964	(263)	-	(9,303)	6,909	7,307	5,832	140,462
Franklin Small Cap Value VIP Fund - Class 2	1,420	97	271	77	445	475	-	-	(273)	6,062	6,264	6,709	8,129
Franklin U.S. Government Securities VIP Fund - Class 2	119,109	3,704	(709)	1,379	4,374	10,709	(100)	-	(8,273)	(15,856)	(13,520)	(9,146)	109,963
Templeton Global Bond VIP Fund - Class 2	46,324	3,643	(1,126)	(4,838)	(2,321)	4,337	-	-	(3,454)	(1,976)	(1,093)	(3,414)	42,910
T. Rowe Price Equity Income Portfolio	20,807	466	425	(51)	840	1,357	(246)	-	(660)	1,565	2,016	2,856	23,663
T. Rowe Price International Stock Portfolio	151,767	877	7,055	14,667	22,599	11,189	(529)	-	(10,216)	(727)	(283)	22,316	174,083

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2019

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2018	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2019
Product A & B
American Century VP Capital Appreciation Fund	$206,891	$(2,285)	$43,965	$29,253	$70,933	$12,682	$(1,695)	$(2,430)	$(10,374)	$(255)	$(2,072)	$68,861	$275,752
American Century VP Inflation Protection Bond Fund	21,544	396	(111)	1,510	1,795	1,858	-	-	(510)	-	1,348	3,143	24,687
American Century VP Mid Cap Value Fund	4,575	62	567	660	1,289	553	-	-	(482)	-	71	1,360	5,935
American Century VP Ultra® Fund	153,165	(1,665)	27,462	26,358	52,155	8,430	(9,608)	-	(8,622)	19,272	9,472	61,627	214,792
American Century VP Value Fund	104,757	1,432	10,934	14,557	26,923	6,333	(5,178)	-	(6,006)	1,917	(2,934)	23,989	128,746
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	100,987	435	9,014	23,291	32,740	5,227	(6,022)	(37)	(5,603)	(16,923)	(23,358)	9,382	110,369
BNY Mellon VIF Appreciation Portfolio - Initial Shares	511,191	1,562	61,777	108,871	172,210	29,111	(26,852)	(300)	(45,734)	(8,352)	(52,127)	120,083	631,274
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	134,844	277	21,741	15,242	37,260	6,325	(2,875)	-	(7,290)	(1,710)	(5,550)	31,710	166,554
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	390,015	(3,871)	99,803	(16,843)	79,089	22,619	(7,867)	(2,554)	(18,709)	(17,228)	(23,739)	55,350	445,365
Calvert VP NASDAQ-100 Index Portfolio	432,034	(1,795)	54,617	101,584	154,406	7,179	(18,884)	(4,564)	(18,069)	3,656	(30,682)	123,724	555,758
Calvert VP Russell 2000 Small Cap Index Portfolio	176,152	77	19,365	22,681	42,123	10,418	(4,119)	(24)	(5,949)	(70)	256	42,379	218,531
Calvert VP S&P MidCap 400 Index Portfolio	188,603	599	21,086	24,486	46,171	8,818	(1,653)	-	(11,566)	(1,325)	(5,726)	40,445	229,048
Federated Hermes Government Money Fund II - Service Shares	147,158	1,069	-	-	1,069	13,785	(9,543)	(300)	(11,082)	(1,448)	(8,588)	(7,519)	139,639
Federated Hermes Managed Volatility Fund II - Primary Shares	690,936	8,940	3,365	118,710	131,015	60,222	(14,893)	(1,243)	(54,105)	(16,413)	(26,432)	104,583	795,519
Federated Hermes Quality Bond Fund II - Primary Shares	784,498	16,347	(2,580)	51,510	65,277	52,973	(30,639)	(2,725)	(46,123)	(5,894)	(32,408)	32,869	817,367
Fidelity® VIP Contrafund® Portfolio - Initial Class	747,207	(3,695)	118,031	106,930	221,266	43,931	(20,376)	(4,461)	(46,110)	(7,226)	(34,242)	187,024	934,231

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2018	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2019
Fidelity® VIP Growth & Income Portfolio - Initial Class	$188,830	$5,577	$23,816	$23,823	$53,216	$12,444	$(9,659)	$(83)	$(12,148)	$11,194	$1,748	$54,964	$243,794
Fidelity® VIP Growth Portfolio - Initial Class	250,813	(1,810)	29,603	53,761	81,554	13,166	(15,107)	(1,306)	(10,687)	12,335	(1,599)	79,955	330,768
Fidelity® VIP High Income Portfolio - Service Class 2	395,026	18,112	(2,960)	38,880	54,032	25,572	(7,999)	(814)	(20,879)	(3,380)	(7,500)	46,532	441,558
Fidelity® VIP Index 500 Portfolio - Initial Class	494,381	6,261	33,503	107,295	147,059	22,713	(11,640)	(1,346)	(19,714)	1,774	(8,213)	138,846	633,227
Fidelity® VIP Mid Cap Portfolio - Service Class 2	593,103	(1,503)	72,772	57,185	128,454	38,089	(25,722)	(6,315)	(35,684)	(8,779)	(38,411)	90,043	683,146
Fidelity® VIP Overseas Portfolio - Initial Class	263,922	2,622	15,403	52,620	70,645	27,885	(4,268)	(1,256)	(22,960)	(91)	(690)	69,955	333,877
Franklin Global Real Estate VIP Fund - Class 2	257,949	4,917	18,305	30,320	53,542	18,021	(15,993)	(2,729)	(12,665)	(19,313)	(32,679)	20,863	278,812
Franklin Mutual Shares VIP Fund - Class 2	161,456	1,716	16,951	15,435	34,102	11,212	(5,173)	-	(8,091)	(3,599)	(5,651)	28,451	189,907
Franklin Small Cap Value VIP Fund - Class 2	254,040	452	43,532	17,576	61,560	13,641	(6,853)	(855)	(10,746)	(21,229)	(26,042)	35,518	289,558
Franklin Small-Mid Cap Growth VIP Fund - Class 2	186,162	(1,865)	14,438	41,355	53,928	11,726	(14,960)	(2,058)	(10,096)	(16,279)	(31,667)	22,261	208,423
Franklin U.S. Government Securities VIP Fund - Class 2	403,364	8,248	(3,567)	12,712	17,393	30,771	(9,591)	(849)	(26,027)	4,134	(1,562)	15,831	419,195
Templeton Growth VIP Fund - Class 2	140,347	2,762	29,125	(12,008)	19,879	10,354	(469)	(1,060)	(7,303)	(13)	1,509	21,388	161,735
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	298,218	2,295	32,714	40,112	75,121	18,471	(16,081)	(3,351)	(15,155)	6,145	(9,971)	65,150	363,368
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	129,051	(716)	22,658	7,798	29,740	6,547	-	-	(6,244)	(6,172)	(5,869)	23,871	152,922
T. Rowe Price Equity Income Portfolio	501,359	7,934	49,185	67,343	124,462	32,563	(7,874)	-	(32,283)	(21,696)	(29,290)	95,172	596,531
T. Rowe Price Mid-Cap Growth Portfolio	252,737	(2,261)	28,703	49,158	75,600	8,492	(11,953)	(2,098)	(10,883)	10,344	(6,098)	69,502	322,239

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2018	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2019
T. Rowe Price Moderate Allocation Portfolio	$587,272	$6,841	$21,897	$79,972	$108,710	$44,822	$(15,551)	$(3,701)	$(40,507)	$(1,479)	$(16,416)	$92,294	$679,566
T. Rowe Price New America Growth Portfolio	511,156	(2,925)	54,669	118,007	169,751	35,739	(26,774)	(1,126)	(56,496)	18,455	(30,202)	139,549	650,705
T. Rowe Price International Stock Portfolio	318,037	5,584	16,931	61,633	84,148	22,273	(24,265)	-	(17,127)	20,464	1,345	85,493	403,530
Product C
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	$1,160	$13	$111	$173	$297	$147	$-	$-	$(44)	$-	$103	$400	$1,560
Calvert VP S&P MidCap 400 Index Portfolio - Class F	67,005	937	5,530	10,823	17,290	7,940	(1,038)	-	(6,564)	697	1,035	18,325	85,330
Columbia VP Small Cap Value Fund - Class 2	38,224	125	3,367	4,811	8,303	4,794	(656)	-	(3,693)	3,604	4,049	12,352	50,576
DWS International Growth VIP - Class A	418	6	18	110	134	104	-	-	(65)	-	39	173	591
Federated Hermes Government Money Fund II - Service Shares	1,318	23	-	-	23	333	-	-	(147)	-	186	209	1,527
Federated Hermes Managed Volatility Fund II - Primary Shares	110	3	(2)	22	23	30	-	-	(16)	-	14	37	147
Federated Hermes Quality Bond Fund II - Primary Shares	110,793	3,374	(375)	7,379	10,378	12,532	(808)	-	(9,464)	(1,615)	645	11,023	121,816
Fidelity® VIP Contrafund® Portfolio - Service Class 2	84,138	214	12,174	13,620	26,008	9,623	(1,292)	-	(7,960)	(3,060)	(2,689)	23,319	107,457
Fidelity® VIP Growth Portfolio - Service Class 2	83,235	52	7,270	20,268	27,590	9,231	(1,276)	-	(7,615)	(5,916)	(5,576)	22,014	105,249
Fidelity® VIP High Income Portfolio - Service Class 2	49,566	2,808	(611)	5,106	7,303	5,657	(530)	-	(4,387)	(844)	(104)	7,199	56,765
Fidelity® VIP Index 500 Portfolio - Service Class 2	3,061	67	144	762	973	369	-	-	(205)	-	164	1,137	4,198
Fidelity® VIP Mid Cap Portfolio - Service Class 2	36,990	308	4,147	4,351	8,806	4,513	(613)	-	(3,430)	2,391	2,861	11,667	48,657
Fidelity® VIP Real Estate Portfolio - Service Class 2	36,438	627	1,322	6,214	8,163	3,941	(529)	-	(3,325)	(2,655)	(2,568)	5,595	42,033

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2018	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2019
Class 2	$108,343	$2,321	$12,130	$10,275	$24,726	$12,665	$(1,485)	$-	$(10,590)	$971	$1,561	$26,287	$134,630
Franklin Small Cap Value VIP Fund - Class 2	1,068	13	182	95	290	146	-	-	(84)	-	62	352	1,420
Franklin U.S. Government Securities VIP Fund - Class 2	111,135	3,279	(602)	3,125	5,802	12,464	(805)	-	(9,372)	(115)	2,172	7,974	119,109
Templeton Global Bond VIP Fund - Class 2	44,514	3,189	(319)	(1,951)	919	5,146	(321)	-	(3,947)	13	891	1,810	46,324
T. Rowe Price Equity Income Portfolio	16,526	445	1,364	2,565	4,374	1,552	(480)	-	(1,022)	(143)	(93)	4,281	20,807
T. Rowe Price International Stock Portfolio	112,321	3,372	6,154	22,647	32,173	13,583	(1,850)	-	(10,829)	6,369	7,273	39,446	151,767

See accompanying notes.

EquiTrust Life Variable Account

Notes to Financial Statements

December 31, 2020

1. Organization and Significant Accounting Policies

Organization

EquiTrust Life Variable Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for flexible premium variable life insurance policies (Product A), flexible premium last survivor variable life insurance policies (Product B) and variable universal life insurance policies (Product C) issued by the Company. The Company discontinued underwriting new sales of all variable life insurance products but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the life insurance policies is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible policy owners, the Account invests in the following fifty investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible policy owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund	Product
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	A & B
American Century VP Inflation Protection Bond Fund	A & B
American Century VP Mid Cap Value Fund	A & B
American Century VP Ultra® Fund	A & B
American Century VP Value Fund	A & B
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares	A & B
BNY Mellon Variable Investment Fund (4)
BNY Mellon VIF Appreciation Portfolio - Initial Shares	A & B
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	A & B
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	A & B
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio - Class F (2)	C
Calvert VP NASDAQ-100 Index Portfolio (2)	A, B & C
Calvert VP Russell 2000 Small Cap Index Portfolio	A & B
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	C
Calvert VP S&P MidCap 400 Index Portfolio	A & B
Calvert VP S&P MidCap 400 Index Portfolio - Class F	C
Columbia Variable Products, Inc.
Columbia VP Overseas Core Fund - Class 1 (1)	C
Columbia VP Select Mid Cap Value Fund - Class 1 (1)	C
Columbia VP Small Cap Value Fund - Class 2	C
Columbia VP Small Company Growth Fund - Class 2 (1)	C
Deutsche DWS Variable Series I
DWS Global Small Cap VIP - Class A (1)	C

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

Subaccount / Fund	Product
Deutsche DWS Variable Series II
DWS International Growth VIP - Class A	C
Federated Hermes Insurance Series (3)
Federated Hermes Government Money Fund II - Service Shares (3)	A, B & C
Federated Hermes Managed Volatility Fund II - Primary Shares (3)	A, B & C
Federated Hermes Quality Bond Fund II - Primary Shares (3)	A, B & C
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class	A & B
Fidelity® VIP Contrafund® Portfolio - Service Class 2	C
Fidelity® VIP Growth & Income Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Service Class 2	C
Fidelity® VIP High Income Portfolio - Service Class 2	A, B & C
Fidelity® VIP Index 500 Portfolio - Initial Class	A & B
Fidelity® VIP Index 500 Portfolio - Service Class 2	C
Fidelity® VIP Mid Cap Portfolio - Service Class 2	A, B & C
Fidelity® VIP Overseas Portfolio - Initial Class	A & B
Fidelity® VIP Real Estate Portfolio - Service Class 2	C
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2	A & B
Franklin Mutual Shares VIP Fund - Class 2	A, B & C
Franklin Small Cap Value VIP Fund - Class 2	A, B & C
Franklin Small-Mid Cap Growth VIP Fund - Class 2	A & B
Franklin U.S. Government Securities VIP Fund - Class 2	A, B & C
Templeton Global Bond VIP Fund - Class 2	C
Templeton Growth VIP Fund - Class 2	A & B
J.P. Morgan Insurance Trust
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	A & B
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	A & B
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2 (1)	C
T. Rowe Price Equity Series, Inc.
T. Rowe Price Equity Income Portfolio	A, B & C
T. Rowe Price Mid-Cap Growth Portfolio	A & B
T. Rowe Price Moderate Allocation Portfolio (1)	A, B & C
T. Rowe Price New America Growth Portfolio (1)	A, B & C
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	A, B & C

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

(1)	Product C subaccount was inactive during 2020 and 2019; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.

(2)	Product C subaccount was inactive during 2019; accordingly, a Statement of Changes in Net Assets for the year ended December 31, 2019 has not been presented herein.

(3)	The names of the following investment families and investment options changed during the year:

Current Name	Former Name
Federated Hermes Insurance Series	Federated Insurance Series
Federated Hermes Government Money Fund II - Service Shares	Federated Government Money Fund II - Service Shares
Federated Hermes Managed Volatility Fund II - Primary Shares	Federated Managed Volatility Fund II - Primary Shares
Federated Hermes Quality Bond Fund II - Primary Shares	Federated Quality Bond Fund II - Primary Shares

(4)	On April 30, 2020, the BNY Mellon VIF International Equity Portfolio – Initial Shares was closed to contract owners pursuant to approval by the Board of Trustees of BNY Mellon Variable Investment Fund. As a result, the BNY Mellon VIF International Equity Portfolio – Initial Shares subaccount was removed as an investment option and liquidated.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2020, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 0.90% of the average daily net asset value of the Account for Product A and B. Product C assesses a monthly risk charge at a rate of 0.12% based on the accumulated value of the policy for the first ten policy years, then 0.03% monthly thereafter. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

Premium Expense Charge: Premiums paid by the policyholders are reduced by a 7% premium expense charge for each premium up to the target premium and 7% of each premium over the target premium for Product A. (Product A policies issued prior to May 1, 2006, the premium expense charge is 7% of each premium up to the target premium, as defined in the prospectus, and 2% for each premium over the target premium.) Premiums paid by the policyholders are reduced by a 7% premium expense charge up to the target premium, as defined in the prospectus and 2% for each premium over the target premium for Product B. The charge is used to compensate the Company for expenses incurred in connection with the distribution of the policies and for premium taxes imposed by various states and political subdivisions. Product C is not assessed a premium expense charge.

Cost of Insurance and Policy Charges: The Company assumes the responsibility for providing insurance benefits included in the policy. The cost of insurance is determined each month based upon the applicable insurance rate and current net amount at risk. A policy expense charge of $7, $10, and $10 for Product A, B and C, respectively, is deducted monthly for the administration of policies and the Account. (Product A policies purchased prior to May 1, 2006, a $5 expense charge is deducted monthly for administration of policies and the Account.) The policy expense charge assessed on Product C is deducted monthly for the first ten policy years.

Product B applies an additional monthly charge of $.03 per $1,000 of the Specified Amount (amount of insurance selected) for the administration of policies and the Account. Product C applies an additional monthly charge per $1,000 (determined by the Specified Amount and age of the insured) of the Specified Amount or increase in the Specified Amount for the first ten policy years.

The aggregate cost of insurance and policy charges can vary from month to month since the determination of both the insurance rate and the current net amount at risk depends on a number of variables as described in the Account’s prospectus.

Other Charges: A transfer charge ($25 for Product A and B and $10 for Product C) may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one policy year. In the event of a partial withdrawal, a fee equal to the lesser of $25 or 2% of the accumulated value withdrawn will be imposed. A surrender charge is applicable for all full policy surrenders or lapses in the first ten years of the policy or within ten years following an increase in minimum death benefit for Products A and B and applicable for all full policy surrenders or lapses in the first fifteen years of the policy or within fifteen years following an increase in minimum death benefit for Product C. This surrender charge is based on a number of variables as described in the Account’s prospectus.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2020:

	Cost of	Proceeds
Subaccount	Purchases	from Sales
Products A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$39,889	$20,357
American Century VP Inflation Protection Bond Fund	2,214	699
American Century VP Mid Cap Value Fund	1,708	640
American Century VP Ultra® Fund	45,709	11,129
American Century VP Value Fund	28,195	15,558

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	6,296	14,374

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	86,061	135,006
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	15,414	24,029
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	14,529	46,669

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	41,989	200,141
Calvert VP Russell 2000 Small Cap Index Portfolio	28,291	69,555
Calvert VP S&P MidCap 400 Index Portfolio	13,119	53,624

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	134,728	42,276
Federated Hermes Managed Volatility Fund II - Primary Shares	56,691	153,945
Federated Hermes Quality Bond Fund II - Primary Shares	62,210	98,827

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	46,501	246,091
Fidelity® VIP Growth & Income Portfolio - Initial Class	24,577	28,560
Fidelity® VIP Growth Portfolio - Initial Class	67,327	23,971
Fidelity® VIP High Income Portfolio - Service Class 2	47,340	36,156
Fidelity® VIP Index 500 Portfolio - Initial Class	49,917	71,757
Fidelity® VIP Mid Cap Portfolio - Service Class 2	27,295	163,150
Fidelity® VIP Overseas Portfolio - Initial Class	11,289	131,184

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$42,540	$50,043
Franklin Mutual Shares VIP Fund - Class 2	38,473	22,102
Franklin Small Cap Value VIP Fund - Class 2	42,126	29,018
Franklin Small-Mid Cap Growth VIP Fund - Class 2	44,304	48,150
Franklin U.S. Government Securities VIP Fund - Class 2	30,373	121,369
Templeton Growth VIP Fund - Class 2	12,454	6,897

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	63,847	41,924
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	16,552	8,573

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	30,101	123,630
T. Rowe Price Mid-Cap Growth Portfolio	51,901	49,377
T. Rowe Price Moderate Allocation Portfolio	44,221	157,858
T. Rowe Price New America Growth Portfolio	76,369	327,435

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	49,611	40,038

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	$6,545	$200
Calvert VP NASDAQ-100 Index Portfolio	6,626	235
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	262	46
Calvert VP S&P MidCap 400 Index Portfolio - Class F	17,784	4,629

Columbia Variable Products, Inc.:
Columbia VP Small Cap Value Fund - Class 2	14,858	5,455

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	113	72

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	306	143
Federated Hermes Managed Volatility Fund II - Primary Shares	34	17
Federated Hermes Quality Bond Fund II - Primary Shares	11,956	21,224

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales
Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$6,271	$20,343
Fidelity® VIP Growth Portfolio - Service Class 2	16,505	20,623
Fidelity® VIP High Income Portfolio - Service Class 2	10,216	2,898
Fidelity® VIP Index 500 Portfolio - Service Class 2	7,049	398
Fidelity® VIP Mid Cap Portfolio - Service Class 2	11,868	2,533
Fidelity® VIP Real Estate Portfolio - Service Class 2	8,211	4,605

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	32,160	16,276
Franklin Small Cap Value VIP Fund - Class 2	7,023	248
Franklin U.S. Government Securities VIP Fund - Class 2	12,069	21,885
Templeton Global Bond VIP Fund - Class 2	7,795	5,245

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	3,671	689

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	17,877	10,460

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2020 and 2019:

	Period Ended December 31,
	2020			2019
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)
Products A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	230	482	(252)	268	328	(60)
American Century VP Inflation Protection Bond Fund	120	32	88	125	30	95
American Century VP Mid Cap Value Fund	64	22	42	15	13	2
American Century VP Ultra® Fund	750	224	526	799	503	296
American Century VP Value Fund	1,300	745	555	322	460	(138)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	153	555	(402)	184	1,109	(925)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	1,178	3,689	(2,511)	757	2,424	(1,667)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	128	883	(755)	206	439	(233)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	518	1,749	(1,231)	563	1,446	(883)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	448	3,375	(2,927)	547	1,329	(782)
Calvert VP Russell 2000 Small Cap Index Portfolio	611	2,165	(1,554)	271	267	4
Calvert VP S&P MidCap 400 Index Portfolio	127	1,434	(1,307)	136	275	(139)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	14,155	4,324	9,831	1,037	1,936	(899)
Federated Hermes Managed Volatility Fund II - Primary Shares	2,585	9,617	(7,032)	2,548	4,160	(1,612)
Federated Hermes Quality Bond Fund II - Primary Shares	3,121	7,395	(4,274)	2,956	5,678	(2,722)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	888	5,638	(4,750)	985	1,873	(888)
Fidelity® VIP Growth & Income Portfolio - Initial Class	371	946	(575)	731	717	14
Fidelity® VIP Growth Portfolio - Initial Class	985	558	427	723	812	(89)
Fidelity® VIP High Income Portfolio - Service Class 2	1,026	1,199	(173)	695	965	(270)
Fidelity® VIP Index 500 Portfolio - Initial Class	1,223	2,109	(886)	897	1,200	(303)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	660	4,169	(3,509)	652	1,511	(859)
Fidelity® VIP Overseas Portfolio - Initial Class	415	6,579	(6,164)	926	940	(14)

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2020			2019
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	852	2,900	(2,048)	623	2,226	(1,603)
Franklin Mutual Shares VIP Fund - Class 2	1,346	890	456	445	677	(232)
Franklin Small Cap Value VIP Fund - Class 2	725	855	(130)	285	954	(669)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	496	1,393	(897)	266	1,369	(1,103)
Franklin U.S. Government Securities VIP Fund - Class 2	1,255	7,664	(6,409)	1,656	1,753	(97)
Templeton Growth VIP Fund - Class 2	443	330	113	405	330	75

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	1,013	889	124	421	642	(221)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	208	245	(37)	138	308	(170)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	410	4,604	(4,194)	754	1,660	(906)
T. Rowe Price Mid-Cap Growth Portfolio	433	614	(181)	233	316	(83)
T. Rowe Price Moderate Allocation Portfolio	544	4,856	(4,312)	972	1,472	(500)
T. Rowe Price New America Growth Portfolio	247	8,202	(7,955)	1,189	1,958	(769)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	1,724	1,902	(178)	1,999	1,960	39

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	729	25	704	-	-	-
Calvert VP NASDAQ-100 Index Portfolio	430	15	415	-	-	-
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	7	2	5	6	2	4
Calvert VP S&P MidCap 400 Index Portfolio - Class F	1,008	316	692	448	374	74

Columbia Variable Products, Inc.:
Columbia VP Small Cap Value Fund - Class 2	819	286	533	364	160	204

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	6	4	2	6	4	2

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	29	14	15	31	13	18
Federated Hermes Managed Volatility Fund II - Primary Shares	3	2	1	2	1	1
Federated Hermes Quality Bond Fund II - Primary Shares	608	1,568	(960)	759	716	43

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2020			2019
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)
Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	182	697	(515)	276	381	(105)
Fidelity® VIP Growth Portfolio - Service Class 2	154	611	(457)	234	426	(192)
Fidelity® VIP High Income Portfolio - Service Class 2	393	159	234	236	242	(6)
Fidelity® VIP Index 500 Portfolio - Service Class 2	209	13	196	13	7	6
Fidelity® VIP Mid Cap Portfolio - Service Class 2	542	113	429	255	128	127
Fidelity® VIP Real Estate Portfolio - Service Class 2	293	199	94	126	241	(115)

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	1,911	1,088	823	712	598	114
Franklin Small Cap Value VIP Fund - Class 2	250	11	239	7	4	3
Franklin U.S. Government Securities VIP Fund - Class 2	604	1,586	(982)	738	577	161
Templeton Global Bond VIP Fund - Class 2	381	470	(89)	353	273	80

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	135	33	102	54	58	(4)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	671	651	20	1,110	614	496

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2020, 2019, 2018, 2017 and 2016, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)
Products A and B:
American Century VP Capital Appreciation Fund:
2020	7,177	$52.40	$376,121	-%	0.90%	41.16%
2019	7,429	37.12	275,752	-	0.90	34.35
2018	7,489	27.63	206,891	-	0.90	(6.02)
2017	7,565	29.40	222,437	-	0.90	20.69
2016	7,415	24.36	180,626	-	0.90	2.31
American Century VP Inflation Protection Bond Fund:
2020	1,801	15.68	28,246	1.64	0.90	8.81
2019	1,713	14.41	24,687	2.59	0.90	8.18
2018	1,618	13.32	21,544	3.13	0.90	(3.41)
2017	1,515	13.79	20,896	2.91	0.90	2.99
2016	1,413	13.39	18,926	2.13	0.90	3.72
American Century VP Mid Cap Value Fund:
2020	239	30.20	7,228	1.89	0.90	0.30
2019	197	30.11	5,935	2.05	0.90	28.02
2018	195	23.52	4,575	1.41	0.90	(13.62)
2017	198	27.23	5,396	1.55	0.90	10.69
2016	202	24.60	4,972	1.71	0.90	21.78
American Century VP Ultra® Fund:
2020	6,601	52.50	346,594	-	0.90	48.51
2019	6,075	35.35	214,792	-	0.90	33.35
2018	5,779	26.51	153,165	0.25	0.90	(0.11)
2017	5,845	26.54	155,140	0.36	0.90	31.06
2016	6,325	20.25	128,095	0.33	0.90	3.53
American Century VP Value Fund:
2020	6,215	22.76	141,474	2.44	0.90	0.04
2019	5,660	22.75	128,746	2.12	0.90	25.90
2018	5,798	18.07	104,757	1.64	0.90	(9.97)
2017	6,775	20.07	135,964	1.65	0.90	7.79
2016	7,763	18.62	144,547	1.75	0.90	19.44
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2020	3,895	31.53	122,811	0.94	0.90	22.78
2019	4,297	25.68	110,369	1.26	0.90	32.78
2018	5,222	19.34	100,987	1.50	0.90	(5.47)
2017	5,333	20.46	109,133	0.93	0.90	13.98
2016	5,369	17.95	96,341	1.03	0.90	9.12

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2020	15,550	$42.84	$666,273	0.78%	0.90%	22.58%
2019	18,061	34.95	631,274	1.16	0.90	34.89
2018	19,728	25.91	511,191	1.24	0.90	(7.70)
2017	22,314	28.07	626,372	1.34	0.90	26.21
2016	23,918	22.24	531,976	1.65	0.90	6.92
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2020	5,717	31.79	181,731	0.77	0.90	23.50
2019	6,472	25.74	166,554	1.07	0.90	28.00
2018	6,705	20.11	134,844	0.80	0.90	(5.54)
2017	7,454	21.29	158,691	0.74	0.90	18.67
2016	7,675	17.94	137,712	1.22	0.90	9.06
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2020	14,263	34.15	487,117	0.66	0.90	18.82
2019	15,494	28.74	445,365	-	0.90	20.65
2018	16,377	23.82	390,015	-	0.90	(19.80)
2017	17,411	29.70	517,095	-	0.90	23.60
2016	18,707	24.03	449,558	-	0.90	16.03
Calvert VP NASDAQ-100 Index Portfolio:
2020	8,368	72.28	604,835	0.41	0.90	46.91
2019	11,295	49.20	555,758	0.53	0.90	37.55
2018	12,077	35.77	432,034	0.55	0.90	(1.38)
2017	13,111	36.27	475,487	0.49	0.90	31.22
2016	14,012	27.64	387,370	0.53	0.90	5.62
Calvert VP Russell 2000 Small Cap Index Portfolio:
2020	4,460	43.08	192,175	0.92	0.90	18.55
2019	6,014	36.34	218,531	0.93	0.90	23.98
2018	6,010	29.31	176,152	1.07	0.90	(12.03)
2017	6,350	33.32	211,578	0.77	0.90	13.37
2016	6,264	29.39	184,119	0.56	0.90	19.86
Calvert VP S&P MidCap 400 Index Portfolio:
2020	3,870	49.69	192,287	1.23	0.90	12.29
2019	5,177	44.25	229,048	1.17	0.90	24.72
2018	5,316	35.48	188,603	1.15	0.90	(12.13)
2017	5,599	40.38	226,075	0.71	0.90	14.88
2016	5,650	35.15	198,596	0.43	0.90	19.19
Federated Hermes Government Money Fund II - Service Shares:
2020	24,423	9.50	232,091	0.14	0.90	(0.73)
2019	14,592	9.57	139,639	1.64	0.90	0.74
2018	15,491	9.50	147,158	1.24	0.90	0.32
2017	17,071	9.47	161,606	0.31	0.90	(0.53)
2016	18,207	9.52	173,367	-	0.90	(0.94)

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2020	39,137	$17.24	$674,552	2.79%	0.90%	0.06%
2019	46,169	17.23	795,519	2.08	0.90	19.16
2018	47,781	14.46	690,936	2.06	0.90	(9.28)
2017	23,152	15.94	368,999	3.91	0.90	17.12
2016	24,164	13.61	328,990	4.90	0.90	6.66
Federated Hermes Quality Bond Fund II - Primary Shares:
2020	61,999	13.22	819,344	2.77	0.90	7.22
2019	66,273	12.33	817,367	2.92	0.90	8.44
2018	68,995	11.37	784,498	3.05	0.90	(1.47)
2017	73,617	11.54	849,666	3.30	0.90	3.13
2016	79,931	11.19	894,702	3.58	0.90	2.85
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2020	15,886	58.58	930,603	0.26	0.90	29.40
2019	20,636	45.27	934,231	0.46	0.90	30.42
2018	21,524	34.71	747,207	0.70	0.90	(7.24)
2017	23,548	37.42	881,064	1.00	0.90	20.83
2016	25,888	30.97	801,813	0.83	0.90	7.05
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2020	7,518	32.20	242,060	2.14	0.90	6.87
2019	8,093	30.13	243,794	3.54	0.90	28.93
2018	8,079	23.37	188,830	0.35	0.90	(9.80)
2017	9,166	25.91	237,512	1.24	0.90	15.88
2016	9,824	22.36	219,712	1.68	0.90	15.02
Fidelity® VIP Growth Portfolio - Initial Class:
2020	9,901	49.79	492,960	0.07	0.90	42.62
2019	9,474	34.91	330,768	0.27	0.90	33.09
2018	9,563	26.23	250,813	0.24	0.90	(1.06)
2017	10,538	26.51	279,355	0.22	0.90	33.96
2016	11,362	19.79	224,878	0.04	0.90	(0.10)
Fidelity® VIP High Income Portfolio - Service Class 2:
2020	15,168	29.22	443,175	5.04	0.90	1.53
2019	15,341	28.78	441,558	5.13	0.90	13.75
2018	15,611	25.30	395,026	5.54	0.90	(4.49)
2017	16,834	26.49	446,013	5.21	0.90	5.96
2016	17,924	25.00	448,155	5.48	0.90	13.12
Fidelity® VIP Index 500 Portfolio - Initial Class:
2020	17,634	40.07	706,548	1.75	0.90	17.20
2019	18,520	34.19	633,227	2.00	0.90	30.20
2018	18,823	26.26	494,381	1.86	0.90	(5.37)
2017	19,277	27.75	534,922	1.82	0.90	20.65
2016	20,642	23.00	474,793	1.48	0.90	10.84

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2020	10,842	$55.60	$602,849	0.41%	0.90%	16.81%
2019	14,351	47.60	683,146	0.67	0.90	22.08
2018	15,210	38.99	593,103	0.40	0.90	(15.55)
2017	16,264	46.17	750,882	0.49	0.90	19.49
2016	17,947	38.64	693,551	0.32	0.90	10.91
Fidelity® VIP Overseas Portfolio - Initial Class:
2020	7,450	28.10	209,345	0.39	0.90	14.60
2019	13,614	24.52	333,877	1.75	0.90	26.59
2018	13,628	19.37	263,922	1.58	0.90	(15.56)
2017	13,714	22.94	314,591	1.46	0.90	29.17
2016	13,844	17.76	245,914	1.46	0.90	(5.93)
Franklin Global Real Estate VIP Fund - Class 2:
2020	11,080	19.91	220,656	3.11	0.90	(6.26)
2019	13,128	21.24	278,812	2.63	0.90	21.30
2018	14,731	17.51	257,949	2.68	0.90	(7.60)
2017	15,926	18.95	301,844	3.06	0.90	9.47
2016	16,741	17.31	289,784	1.21	0.90	(0.35)
Franklin Mutual Shares VIP Fund - Class 2:
2020	7,546	25.21	190,226	2.95	0.90	(5.90)
2019	7,090	26.79	189,907	1.87	0.90	21.50
2018	7,322	22.05	161,456	2.37	0.90	(9.89)
2017	8,205	24.47	200,757	2.23	0.90	7.37
2016	9,113	22.79	207,658	2.05	0.90	15.04
Franklin Small Cap Value VIP Fund - Class 2:
2020	6,648	44.53	296,054	1.48	0.90	4.24
2019	6,778	42.72	289,558	1.06	0.90	25.21
2018	7,447	34.12	254,040	0.90	0.90	(13.64)
2017	8,005	39.51	316,309	0.50	0.90	9.66
2016	8,841	36.03	318,543	0.83	0.90	29.05
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2020	5,851	47.47	277,804	-	0.90	53.67
2019	6,748	30.89	208,423	-	0.90	30.28
2018	7,851	23.71	186,162	-	0.90	(6.21)
2017	8,512	25.28	215,224	-	0.90	20.32
2016	9,397	21.01	197,453	-	0.90	3.24
Franklin U.S. Government Securities VIP Fund - Class 2:
2020	21,172	15.64	331,133	3.32	0.90	2.89
2019	27,581	15.20	419,195	2.88	0.90	4.32
2018	27,678	14.57	403,364	2.75	0.90	(0.61)
2017	28,267	14.66	414,276	2.65	0.90	0.48
2016	29,336	14.59	428,060	2.47	0.90	(0.27)

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)
Templeton Growth VIP Fund - Class 2:
2020	7,928	$21.70	$172,031	2.96%	0.90%	4.88%
2019	7,815	20.69	161,735	2.74	0.90	14.12
2018	7,740	18.13	140,347	1.97	0.90	(15.64)
2017	7,754	21.49	166,625	1.55	0.90	17.50
2016	8,841	18.29	161,738	2.03	0.90	8.61
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2020	7,226	50.89	367,757	1.48	0.90	(0.53)
2019	7,102	51.16	363,368	1.58	0.90	25.64
2018	7,323	40.72	298,218	0.97	0.90	(12.64)
2017	8,034	46.61	374,474	0.79	0.90	12.75
2016	8,518	41.34	352,106	0.85	0.90	13.70
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2020	3,995	42.73	170,690	0.96	0.90	12.68
2019	4,032	37.92	152,922	0.41	0.90	23.44
2018	4,202	30.72	129,051	0.38	0.90	(12.70)
2017	4,334	35.19	152,539	0.32	0.90	14.22
2016	4,442	30.81	136,891	0.53	0.90	19.14
T. Rowe Price Equity Income Portfolio:
2020	12,940	34.91	451,758	2.31	0.90	0.29
2019	17,134	34.81	596,531	2.30	0.90	25.26
2018	18,040	27.79	501,359	2.02	0.90	(10.33)
2017	18,417	30.99	570,686	1.72	0.90	14.99
2016	20,918	26.95	563,681	2.35	0.90	18.15
T. Rowe Price Mid-Cap Growth Portfolio:
2020	3,851	98.06	377,621	-	0.90	22.70
2019	4,032	79.92	322,239	0.14	0.90	30.12
2018	4,115	61.42	252,737	-	0.90	(2.91)
2017	4,265	63.26	269,812	-	0.90	23.68
2016	4,426	51.15	226,373	-	0.90	5.31
T. Rowe Price Moderate Allocation Portfolio:
2020	14,828	40.30	597,633	1.37	0.90	13.52
2019	19,140	35.50	679,566	1.96	0.90	18.73
2018	19,640	29.90	587,272	1.78	0.90	(5.95)
2017	20,797	31.79	661,064	1.51	0.90	16.40
2016	22,492	27.31	614,357	1.67	0.90	5.48
T. Rowe Price New America Growth Portfolio:
2020	7,277	61.13	444,816	-	0.90	43.09
2019	15,232	42.72	650,705	0.41	0.90	33.75
2018	16,001	31.94	511,156	0.15	0.90	0.25
2017	17,138	31.86	546,096	0.10	0.90	33.25
2016	18,425	23.91	440,616	0.04	0.90	0.38

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)
T. Rowe Price International Stock Portfolio:
2020	19,858	$22.84	$453,651	0.59%	0.90%	13.41%
2019	20,036	20.14	403,530	2.44	0.90	26.67
2018	19,997	15.90	318,037	1.32	0.90	(15.02)
2017	22,411	18.71	419,222	1.07	0.90	26.76
2016	24,971	14.76	368,499	1.08	0.90	1.23

Product C:
Calvert VP EAFE International Index Portfolio - Class F:
2020	704	$9.37	$6,591	3.46%	-%	7.09%
2019	-	-	-	-	-	-
2018	-	-	-	-	-	-
2017	-	-	-	-	-	-
2016	-	-	-	-	-	-
Calvert VP NASDAQ-100 Index Portfolio:
2020	415	19.80	8,218	0.47	-	34.60
2019	-	-	-	-	-	-
2018	-	-	-	-	-	-
2017	-	-	-	-	-	-
2016	-	-	-	-	-	6.36
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F:
2020	65	30.90	2,003	1.14	-	19.40
2019	60	25.88	1,560	0.93	-	24.78
2018	56	20.74	1,160	1.06	-	(11.48)
2017	53	23.43	1,248	0.80	-	14.13
2016	51	20.53	1,053	0.27	-	20.62
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2020	5,968	18.29	109,149	1.30	-	13.11
2019	5,276	16.17	85,330	1.19	-	25.54
2018	5,202	12.88	67,005	1.13	-	(11.54)
2017	5,687	14.56	82,834	1.08	-	10.05
2016	-	-	-	-	-	9.16
Columbia VP Small Cap Value Fund - Class 2:
2020	2,921	23.00	67,171	0.36	-	8.59
2019	2,388	21.18	50,576	0.28	-	21.03
2018	2,184	17.50	38,224	0.17	-	(18.19)
2017	2,396	21.39	51,252	0.31	-	14.02
2016	2,623	18.76	49,230	0.39	-	32.67
DWS International Growth VIP - Class A:
2020	35	21.73	765	1.45	-	22.70
2019	33	17.71	591	1.16	-	31.19
2018	31	13.50	418	1.05	-	(16.67)
2017	30	16.20	481	0.46	-	25.48
2016	28	12.91	363	0.88	-	3.69

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)
Federated Hermes Government Money Fund II - Service Shares:
2020	163	$10.34	$1,690	0.25%	-%	0.19%
2019	148	10.32	1,527	1.65	-	1.67
2018	130	10.15	1,318	1.30	-	1.20
2017	109	10.03	1,091	0.40	-	0.30
2016	22	10.00	220	-	-	-
Federated Hermes Managed Volatility Fund II - Primary Shares:
2020	13	12.06	162	2.76	-	0.92
2019	12	11.95	147	2.32	-	20.22
2018	11	9.94	110	-	-	(8.81)
2017	-	-	-	-	-	-
2016	-	-	-	-	-	-
Federated Hermes Quality Bond Fund II - Primary Shares:
2020	8,197	14.38	117,908	2.79	-	8.12
2019	9,157	13.30	121,816	2.89	-	9.38
2018	9,114	12.16	110,793	2.96	-	(0.57)
2017	9,036	12.23	110,493	2.98	-	4.09
2016	7,997	11.75	93,992	3.59	-	3.80
Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2020	3,255	37.12	120,837	0.08	-	30.25
2019	3,770	28.50	107,457	0.22	-	31.28
2018	3,875	21.71	84,138	0.43	-	(6.66)
2017	4,263	23.26	99,143	0.79	-	21.59
2016	4,395	19.13	84,067	0.64	-	7.77
Fidelity® VIP Growth Portfolio - Service Class 2:
2020	2,777	46.72	129,717	0.04	-	43.53
2019	3,234	32.55	105,249	0.05	-	34.01
2018	3,426	24.29	83,235	0.04	-	(0.45)
2017	4,061	24.40	99,075	0.08	-	34.81
2016	4,345	18.10	78,630	-	-	0.56
Fidelity® VIP High Income Portfolio - Service Class 2:
2020	3,208	19.55	62,720	5.10	-	2.41
2019	2,974	19.09	56,765	5.20	-	14.79
2018	2,980	16.63	49,566	5.56	-	(3.65)
2017	3,006	17.26	51,887	5.38	-	6.94
2016	2,924	16.14	47,208	5.54	-	14.14
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2020	329	37.21	12,258	1.51	-	17.90
2019	133	31.56	4,198	1.82	-	31.06
2018	127	24.08	3,061	1.59	-	(4.75)
2017	123	25.28	3,112	1.61	-	21.42
2016	119	20.82	2,476	1.42	-	11.58

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2020	2,417	$28.85	$69,750	0.40%	-%	17.85%
2019	1,988	24.48	48,657	0.69	-	23.20
2018	1,861	19.87	36,990	0.40	-	(14.79)
2017	2,048	23.32	47,755	0.50	-	20.52
2016	2,115	19.35	40,908	0.33	-	11.98
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2020	1,843	22.40	41,280	2.00	-	(6.78)
2019	1,749	24.03	42,033	1.52	-	22.92
2018	1,864	19.55	36,438	2.63	-	(6.46)
2017	1,821	20.90	38,049	1.63	-	3.77
2016	1,569	20.14	31,601	1.26	-	5.50
Franklin Mutual Shares VIP Fund - Class 2:
2020	9,160	15.33	140,462	3.01	-	(5.08)
2019	8,337	16.15	134,630	1.89	-	22.53
2018	8,223	13.18	108,343	2.44	-	(9.04)
2017	8,359	14.49	121,118	2.24	-	8.38
2016	8,651	13.37	115,688	2.06	-	16.06
Franklin Small Cap Value VIP Fund - Class 2:
2020	293	27.72	8,129	1.65	-	5.20
2019	54	26.35	1,420	1.04	-	26.32
2018	51	20.86	1,068	0.91	-	(12.87)
2017	50	23.94	1,193	0.55	-	10.63
2016	48	21.64	1,047	0.80	-	30.20
Franklin U.S. Government Securities VIP Fund - Class 2:
2020	7,877	13.96	109,963	3.32	-	3.79
2019	8,859	13.45	119,109	2.84	-	5.24
2018	8,698	12.78	111,135	2.80	-	0.39
2017	8,549	12.73	108,867	2.68	-	1.27
2016	7,355	12.57	92,429	2.43	-	0.72
Templeton Global Bond VIP Fund - Class 2:
2020	3,956	10.85	42,910	8.50	-	(5.24)
2019	4,045	11.45	46,324	6.98	-	1.96
2018	3,965	11.23	44,514	-	-	2.00
2017	3,954	11.01	43,548	-	-	1.85
2016	3,722	10.81	40,221	-	-	2.95
T. Rowe Price Equity Income Portfolio:
2020	918	25.79	23,663	2.40	-	1.18
2019	816	25.49	20,807	2.33	-	26.38
2018	820	20.17	16,526	2.04	-	(9.47)
2017	794	22.28	17,698	1.75	-	15.98
2016	830	19.21	15,939	2.37	-	19.17

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)
T. Rowe Price International Stock Portfolio:
2020	9,145	$19.04	$174,083	0.60%	-%	14.49%
2019	9,125	16.63	151,767	2.52	-	27.73
2018	8,629	13.02	112,321	1.32	-	(14.17)
2017	9,232	15.17	140,066	1.13	-	27.91
2016	9,559	11.86	113,408	1.12	-	2.07

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

(A)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in direct reductions in the unit values. For subaccounts that contained net assets for a period less than the entire reporting period presented, average net assets have been calculated using only the period in which the subaccount contained net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(B)	These ratios represent the annualized policy expenses of the separate account for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(C)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that contained net assets for a period less than the entire reporting period presented, total return has been calculated using only the period in which the subaccount contained net assets and has not been annualized.